UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360

                          OPPENHEIMER MAIN STREET FUND

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.4%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Aftermarket Technology Corp. 1                                                 6,401   $        111,505
-----------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                171,300          8,006,562
-----------------------------------------------------------------------------------------------------------
Dana Corp.                                                                   518,700          8,480,745
-----------------------------------------------------------------------------------------------------------
Lear Corp.                                                                    14,300            829,400
                                                                                        ------------------
                                                                                             17,428,212
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                             2,009,626         28,496,497
-----------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                        338,300         19,560,506
-----------------------------------------------------------------------------------------------------------
Thor Industries, Inc.                                                         26,800            895,120
-----------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                    42,800          1,623,404
                                                                                        ------------------
                                                                                             50,575,527
-----------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                             30,200          1,310,982
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Applebee's International, Inc.                                                96,187          2,472,006
-----------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                                382,800          7,196,640
-----------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                             109,900          4,480,623
-----------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                    170,400          6,933,576
-----------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                             26,500          1,356,800
-----------------------------------------------------------------------------------------------------------
International Game Technology                                                615,000         21,740,250
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                 11,800            289,454
-----------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                       43,100          1,628,318
-----------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                        167,800         11,695,660
-----------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                          381,100         21,665,535
-----------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                           1,258,700         38,692,438
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                            31,300          1,824,790
-----------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                             21,800          1,226,032
-----------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                        55,200          1,653,792
-----------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                 22,400            653,408
-----------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            384,600         21,637,596
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                            297,600         13,511,040
                                                                                        ------------------
                                                                                            158,657,958
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
American Greetings Corp., Cl. A                                              111,700          2,973,454
-----------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                          99,500          8,366,955
-----------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                                      14,370            579,111
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                750             26,408
-----------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                   55,000          2,169,750
-----------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                         41,500          5,098,275
-----------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                          13,600            547,672
-----------------------------------------------------------------------------------------------------------
KB Home                                                                       94,600          8,314,394
-----------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                        186,000          5,552,100
-----------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. B                                                          100,000          4,175,000
-----------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                        106,659          8,074,086
-----------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                        56,900          5,325,840
-----------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                      382,600          8,830,408
-----------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                    6,600          4,559,940
-----------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                      54,700          5,543,845
-----------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                           94,200          4,404,792
-----------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                               55,900          3,608,345
                                                                                        ------------------
                                                                                             78,150,375
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Amazon.com, Inc. 1                                                           195,800          7,769,344
-----------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                 491,400         55,257,930
-----------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                        745,400         18,403,926
                                                                                        ------------------
                                                                                             81,431,200
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance Cos., Inc.                                                343,600          3,707,444
-----------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                 272,000          5,176,160
-----------------------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                                  24,200            338,800
-----------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                    34,900            643,207
-----------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                      44,900          2,958,910
-----------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                44,700          1,409,391
                                                                                        ------------------
                                                                                             14,233,912
-----------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Clear Channel Communications, Inc.                                           606,000         20,410,080
-----------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                     2,083,855         62,599,004
-----------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                                             42,600          1,476,942
-----------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                        74,000          2,426,460
-----------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares 1                                    124,900          3,672,060
-----------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                             58,600          4,833,914
-----------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                          63,700          3,710,525
-----------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                           77,600          5,283,784
-----------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                 307,900         27,012,067
-----------------------------------------------------------------------------------------------------------
Pixar, Inc. 1                                                                 12,800          1,160,576
-----------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                        7,967,000        141,095,570
-----------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                        1,678,676         58,250,057
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                      3,641,000         97,870,080
-----------------------------------------------------------------------------------------------------------
Westwood One, Inc. 1                                                         146,700          3,289,014
                                                                                        ------------------
                                                                                            433,090,133
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dillard's, Inc., Cl. A                                                        39,800          1,002,164
-----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                            221,900         12,160,120
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          631,100         24,360,460
-----------------------------------------------------------------------------------------------------------
Kmart Holding Corp. 1                                                         79,400          8,164,702
-----------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                        12,300            803,313
-----------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                              214,800          9,397,500
-----------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                          262,900         13,678,687
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                                 384,600         19,699,212
                                                                                        ------------------
                                                                                             89,266,158
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Abercrombie & Fitch Co., Cl. A                                               165,100          7,520,305
-----------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                          134,500          3,833,250
-----------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                              124,600          5,204,542
-----------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                     174,100          3,819,754
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                           136,800          2,533,536
-----------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                    289,600         11,563,149
-----------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                           329,400         18,571,572
-----------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                     594,237          4,718,242
-----------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                          274,000          6,241,720
-----------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                     27,000            532,710
-----------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 397,100          6,190,789
-----------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                        337,600          6,870,160
-----------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                          7,400            288,230
-----------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                63,000          1,159,200
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                            1,124,000         24,559,400
-----------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                              101,900          1,293,111
-----------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                           4,297,400        179,416,450
-----------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                                            104,200          1,705,754
-----------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                         629,500         15,384,980
-----------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                            518,500         28,688,605
-----------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                        170,200          4,651,566
-----------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                         496,300          8,139,320
-----------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                        348,500          7,740,185
-----------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                                76,200          2,611,374
-----------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                          11,200            204,288
-----------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                         200,400          8,937,840
-----------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                999,400         31,890,854
-----------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                          161,200          4,613,544
-----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                153,100          4,684,860
-----------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                       1,023,000         24,081,420
-----------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                            339,900          6,573,666
-----------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                 186,800          5,463,900
                                                                                        ------------------
                                                                                            439,688,276
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                                                150,000          7,476,000
-----------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                                       16,200            705,024
-----------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                    202,200          7,184,166
-----------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                            150,100         12,707,466
-----------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                      130,800          8,283,564
-----------------------------------------------------------------------------------------------------------
VF Corp.                                                                      56,700          3,061,233
                                                                                        ------------------
                                                                                             39,417,453
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.3%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--2.9%
Anheuser-Busch Cos., Inc.                                                    531,300         26,612,817
-----------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                     17,500            840,350
-----------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                        4,047,800        159,119,018
-----------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                             206,400          5,783,328
-----------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                           14,700            310,317
-----------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                              3,435,430        171,462,311
                                                                                        ------------------
                                                                                            364,128,141
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Costco Wholesale Corp.                                                       374,100         18,181,260
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                           329,300          5,328,074
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                             613,300          2,250,811
-----------------------------------------------------------------------------------------------------------
Safeway, Inc. 1                                                               84,600          1,631,088
-----------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                              159,200          5,029,128
-----------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                  980,000         34,055,000
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      3,435,900        178,872,954
-----------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                 895,600         34,194,008
                                                                                        ------------------
                                                                                            279,542,323
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                                   323,900          6,866,680
-----------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                          189,000          5,112,450
-----------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                             639,400         23,760,104
-----------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                   91,500          3,998,550
-----------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                               829,200         19,469,616
-----------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                      11,000            319,550
-----------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                     335,200          5,493,928
-----------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                                           76,200          5,242,560
                                                                                        ------------------
                                                                                             70,263,438
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.3%
Clorox Co. (The)                                                              55,900          3,081,208
-----------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                    58,400          2,727,280
-----------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         531,900         33,834,159
-----------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                            103,000          2,315,440
-----------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                 4,467,400        238,916,552
                                                                                        ------------------
                                                                                            280,874,639
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                                          253,700          9,523,898
-----------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                         404,900         17,669,836
-----------------------------------------------------------------------------------------------------------
Gillette Co.                                                                 743,000         32,313,070
-----------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                  17,800            463,868
                                                                                        ------------------
                                                                                             59,970,672
-----------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                         3,655,800        210,171,942
-----------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                       13,200            998,316
-----------------------------------------------------------------------------------------------------------
UST, Inc.                                                                     87,200          3,839,416
                                                                                        ------------------
                                                                                            215,009,674
-----------------------------------------------------------------------------------------------------------
ENERGY--7.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
BJ Services Co.                                                              136,600          6,921,522
-----------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                                56,200          2,419,972
-----------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                              181,800          6,810,228
-----------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                        225,900          4,868,145
-----------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                  14,100            661,431
-----------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                             228,100          4,646,397
-----------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                    50,600          3,317,438
-----------------------------------------------------------------------------------------------------------
Smith International, Inc. 1                                                   55,000          3,331,350
-----------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                       107,900          4,024,670
                                                                                        ------------------
                                                                                             37,001,153
-----------------------------------------------------------------------------------------------------------
OIL & GAS--7.4%
Amerada Hess Corp.                                                           102,000          9,062,700
-----------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 214,800         11,612,088
-----------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 79,100          4,678,765
-----------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                              483,570         20,808,312
-----------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                        3,000,608        163,833,197
-----------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                          40,410          1,623,674
-----------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               695,491         63,282,726
-----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           224,200          9,286,364
-----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          9,625,696        493,316,920
-----------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                         1,240,200         33,051,330
-----------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                     38,300          2,294,170
-----------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                              14,900          1,271,119
-----------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                            76,000          4,848,040
-----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   118,200          7,116,822
-----------------------------------------------------------------------------------------------------------
OMI Corp.                                                                    101,200          2,162,644
-----------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                 1,419,600         31,470,853
-----------------------------------------------------------------------------------------------------------
Southwestern Energy Co. 1                                                     32,000          1,756,800
-----------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 119,700          9,882,432
-----------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                        740,000         20,872,755
-----------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                               149,100          4,938,192
-----------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                 174,100          8,015,564
-----------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                          169,800          7,944,942
-----------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                       59,300          1,438,025
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                    274,500          4,575,915
                                                                                        ------------------
                                                                                            919,144,349
-----------------------------------------------------------------------------------------------------------
FINANCIALS--20.3%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                                             800,700         26,351,037
-----------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                       333,200          9,736,104
-----------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                         218,800         10,292,352
                                                                                        ------------------
                                                                                             46,379,493
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.8%
Associated Banc-Corp.                                                         26,700            887,241
-----------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                       90,000          3,735,000
-----------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                      5,840,312        270,231,236
-----------------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                        288,800         10,388,136
-----------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                   288,800         12,259,560
-----------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                               351,500         21,617,250
-----------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                      71,100          3,310,416
-----------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                          484,300         24,389,348
-----------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                  39,100          1,708,670
-----------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                   61,400          7,321,336
-----------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                        138,300          3,999,636
-----------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                  131,700          3,195,042
-----------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                             73,600          3,126,528
-----------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                               58,800          1,910,412
-----------------------------------------------------------------------------------------------------------
KeyCorp                                                                      524,000         17,443,960
-----------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                               107,400         11,321,034
-----------------------------------------------------------------------------------------------------------
National City Corp.                                                          421,300         15,621,804
-----------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                              262,863          7,570,454
-----------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                           308,000         16,755,200
-----------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                    19,900            772,120
-----------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                      337,325         11,803,002
-----------------------------------------------------------------------------------------------------------
Sterling Financial Corp. (Western US)                                          9,000            359,550
-----------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         334,200         23,828,460
-----------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                               3,666,970        108,652,321
-----------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                            314,000         19,414,620
-----------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                             1,794,000         92,839,500
-----------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                      329,400         13,409,874
-----------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                       53,200          2,662,660
-----------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                          2,082,300        128,623,671
-----------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                 67,200          4,468,800
                                                                                        ------------------
                                                                                            843,626,841
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.9%
Affiliated Managers Group, Inc. 1                                             71,600          4,538,008
-----------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                             120,200          3,839,188
-----------------------------------------------------------------------------------------------------------
American Express Co.                                                         992,600         55,297,746
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                236,500         23,077,670
-----------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                              2,800            547,988
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                              233,700          9,990,675
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            8,232,046        368,384,059
-----------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                    193,000          2,674,980
-----------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                              43,700          1,285,654
-----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                      63,000          4,134,690
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                               65,700          6,882,732
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       6,424,996        241,901,099
-----------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                                  25,500            290,955
-----------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                              33,400          2,275,876
-----------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                 1,328,000         35,271,680
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    937,800         52,244,838
-----------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                 50,200          4,053,650
-----------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             1,864,900         94,643,675
-----------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                        541,000         20,384,880
-----------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                     1,733,000         18,681,740
-----------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                           62,000          2,424,820
-----------------------------------------------------------------------------------------------------------
SLM Corp.                                                                    133,800          6,846,546
-----------------------------------------------------------------------------------------------------------
State Street Corp.                                                           166,800          7,432,608
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                    103,900          6,146,724
                                                                                        ------------------
                                                                                            973,252,481
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.7%
ACE Ltd.                                                                     220,900          8,928,778
-----------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  734,800         27,643,176
-----------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                   84,700          2,756,985
-----------------------------------------------------------------------------------------------------------
Allstate Corp.                                                               839,100         42,374,550
-----------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                    3,100            252,123
-----------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         3,660,605        231,899,327
-----------------------------------------------------------------------------------------------------------
Aon Corp.                                                                    490,000         10,348,800
-----------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                   97,600          7,438,096
-----------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                   125,500          5,622,400
-----------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                            244,684         10,494,497
-----------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                     8,700            286,665
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                383,700         24,556,800
-----------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                         64,200          3,157,998
-----------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                             63,000          3,364,200
-----------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                       199,700          9,190,194
-----------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  133,500          9,332,985
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                  249,500          7,133,205
-----------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                   116,300          6,973,348
-----------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                265,600         10,358,400
-----------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                    73,600          2,765,888
-----------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                              53,100          1,326,969
-----------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                           179,000          8,309,180
-----------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                   51,700          2,603,095
-----------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                 115,300          5,588,591
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                          302,200         11,024,256
-----------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                22,900          1,810,245
-----------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                               95,600          5,249,396
-----------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                           8,200            109,470
                                                                                        ------------------
                                                                                            460,899,617
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                                             29,200          1,601,620
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Countrywide Financial Corp.                                                  215,500          7,156,755
-----------------------------------------------------------------------------------------------------------
Fannie Mae                                                                 1,540,200        105,811,740
-----------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  770,200         52,573,852
-----------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                        255,100          6,071,380
-----------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                        141,600          9,628,800
-----------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                           118,600          6,078,250
                                                                                        ------------------
                                                                                            187,320,777
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--13.9%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                                              1,291,100         77,517,644
-----------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       258,900          5,307,450
-----------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                             90,900          3,626,910
-----------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                           348,600          4,399,332
-----------------------------------------------------------------------------------------------------------
Wyeth                                                                      1,175,100         46,851,237
                                                                                        ------------------
                                                                                            137,702,573
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Bausch & Lomb, Inc.                                                           70,300          4,139,264
-----------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                   239,500          7,580,175
-----------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                      354,700         19,430,466
-----------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                 116,800          5,591,216
-----------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                    260,900          9,081,929
-----------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                              281,380          9,068,877
-----------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                     9,700            500,520
-----------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                13,800            740,370
-----------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                            2,023,700         97,238,785
-----------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                            271,900          5,799,627
-----------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                            3,400            188,292
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                618,700         27,216,613
-----------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      212,100          6,416,025
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               102,500          4,313,200
-----------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                  89,100          2,304,126
-----------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                                  41,300          1,092,385
                                                                                        ------------------
                                                                                            200,701,870
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Advisory Board Co. (The) 1                                                    25,000            890,750
-----------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                  112,000         13,273,120
-----------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                              22,400            737,408
-----------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                      101,700          5,994,198
-----------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                136,700          2,433,260
-----------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                          231,700          8,285,592
-----------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  228,700         16,013,574
-----------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                              134,100          5,291,586
-----------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                 158,500          7,866,355
-----------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                                13,750            456,775
-----------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                  39,450            581,493
-----------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                       17,600          1,266,496
-----------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                                8,300            138,195
-----------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                     65,800          2,593,836
-----------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                               194,700          4,832,454
-----------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                              89,070          2,010,310
-----------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                        74,600          3,577,070
-----------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                                            76,100          2,496,080
-----------------------------------------------------------------------------------------------------------
McKesson Corp.                                                               153,700          4,541,835
-----------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                               405,329         15,289,010
-----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                            159,300          7,710,120
-----------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                               73,400          4,572,820
-----------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                      149,400         14,006,250
-----------------------------------------------------------------------------------------------------------
Select Medical Corp.                                                          70,200          1,224,990
-----------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                20,400          1,134,852
-----------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                 39,000          1,675,050
-----------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   1,072,142         88,826,965
-----------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                            60,100          2,944,299
-----------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                                            723,200         90,472,320
                                                                                        ------------------
                                                                                            311,137,063
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.6%
Abbott Laboratories                                                        1,536,500         64,471,540
-----------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                               137,200         10,084,200
-----------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                 105,500          4,119,775
-----------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                   3,560,800         83,678,800
-----------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                            1,323,900         70,603,587
-----------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                        321,800          6,590,464
-----------------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                             124,900          3,367,304
-----------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                  537,800         20,958,066
-----------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          4,960,844        299,238,110
-----------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                          4,691,900        131,467,038
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              13,246,145        367,845,447
                                                                                        ------------------
                                                                                          1,062,424,331
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.3%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Boeing Co.                                                                   557,100         29,843,847
-----------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       131,200         14,216,832
-----------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                62,100          1,971,675
-----------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                497,600         17,580,208
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        204,300         12,429,612
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       510,800         28,773,364
-----------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                      9,000            583,560
-----------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 177,200          7,148,248
-----------------------------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                                             62,600          2,835,780
-----------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                  1,181,100        115,251,738
                                                                                        ------------------
                                                                                            230,634,864
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                                                  147,200          4,966,528
-----------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                  55,600          2,961,256
-----------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  169,500         16,107,585
-----------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           442,700         37,253,205
                                                                                        ------------------
                                                                                             61,288,574
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
American Standard Cos., Inc. 1                                               125,300          4,879,182
-----------------------------------------------------------------------------------------------------------
Masco Corp.                                                                  242,500          8,552,975
                                                                                        ------------------
                                                                                             13,432,157
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Cendant Corp.                                                              1,338,500         30,343,795
-----------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                 121,400          5,429,008
-----------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                               129,100          2,788,560
-----------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                 20,600          1,381,848
-----------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                      54,900          3,258,864
-----------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                107,600          2,971,912
-----------------------------------------------------------------------------------------------------------
Gevity HR, Inc.                                                               19,700            348,887
-----------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                              35,900          1,713,507
-----------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                         39,200            962,870
-----------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                            68,300          2,989,491
-----------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                      128,300          4,040,167
-----------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                  18,900            857,304
-----------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                              265,800          7,184,574
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       374,100         11,151,921
                                                                                        ------------------
                                                                                             75,422,708
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                                              197,900          4,183,606
-----------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                 30,000          1,989,300
-----------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         451,300         30,155,866
-----------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                          12,100            588,060
-----------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                           299,600          7,277,284
-----------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                     53,700          2,540,010
                                                                                        ------------------
                                                                                             46,734,126
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
3M Co.                                                                     1,603,500        127,622,565
-----------------------------------------------------------------------------------------------------------
General Electric Co.                                                      16,177,200        572,025,792
-----------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                 78,100          5,671,622
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      414,200         14,070,374
                                                                                        ------------------
                                                                                            719,390,353
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Briggs & Stratton Corp.                                                       13,800            541,236
-----------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 20,300          1,616,286
-----------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                111,300          6,330,744
-----------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  126,900          9,102,537
-----------------------------------------------------------------------------------------------------------
Dover Corp.                                                                  107,300          4,340,285
-----------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                    279,500         26,337,285
-----------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                    264,800         19,706,416
-----------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                32,500          1,337,375
-----------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                 181,850         14,202,485
-----------------------------------------------------------------------------------------------------------
Pall Corp.                                                                   135,500          3,670,695
-----------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                         82,500          6,171,000
-----------------------------------------------------------------------------------------------------------
SPX Corp.                                                                    155,900          6,409,049
-----------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                13,300            964,250
                                                                                        ------------------
                                                                                            100,729,643
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
CNF Transportation, Inc.                                                     113,200          5,292,100
-----------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                               8,600            237,102
-----------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                         117,400          4,719,480
-----------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        65,600          2,252,048
-----------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           47,000          2,521,080
-----------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                             111,300          2,169,237
                                                                                        ------------------
                                                                                             17,191,047
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                                           88,800          5,493,168
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.0%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                                 192,700          4,318,407
-----------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                524,900          8,618,858
-----------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                       563,700          3,906,441
-----------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                     12,471,100        233,334,281
-----------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                  214,800          4,568,796
-----------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                 26,600            419,216
-----------------------------------------------------------------------------------------------------------
Harris Corp.                                                                  15,400          1,019,326
-----------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                             2,042,900         39,346,254
-----------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                               97,500          2,226,900
-----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             2,723,475        113,351,030
-----------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                     304,700          9,025,214
-----------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                                       159,600          1,054,956
                                                                                        ------------------
                                                                                            421,189,679
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.5%
Apple Computer, Inc. 1                                                        46,400          3,111,120
-----------------------------------------------------------------------------------------------------------
Avid Technology, Inc. 1                                                       27,600          1,575,132
-----------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                               4,132,700        167,457,004
-----------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                               50,200            839,846
-----------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                        6,426,400        128,528,000
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      2,248,000        211,851,520
-----------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                         257,400         21,853,260
-----------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                   28,000          1,672,440
-----------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                   232,700          6,780,878
-----------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                   2,953,500         16,391,925
                                                                                        ------------------
                                                                                            560,061,125
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                                                 706,600         16,174,074
-----------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                      180,600          6,340,866
-----------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                     12,400            304,172
-----------------------------------------------------------------------------------------------------------
CDW Corp.                                                                     73,500          4,830,420
-----------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                  43,200          1,114,560
-----------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                  7,300            388,360
-----------------------------------------------------------------------------------------------------------
Dionex Corp. 1                                                                 8,500            487,815
-----------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                          6,600            128,172
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                  117,500          2,260,700
-----------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                        275,000          6,891,500
-----------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                            24,100            940,382
-----------------------------------------------------------------------------------------------------------
Molex, Inc.                                                                  223,300          6,156,381
-----------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                              9,000            273,150
-----------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                          833,600          7,360,688
-----------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                     44,300            671,588
-----------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                            114,700          5,206,233
-----------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                     53,800          1,698,466
                                                                                        ------------------
                                                                                             61,227,527
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
DoubleClick, Inc. 1                                                          200,800          1,506,000
-----------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                            249,200          2,701,328
-----------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                            107,800          4,775,540
-----------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                             85,300          2,065,113
-----------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                  36,300          2,343,165
-----------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                        327,200          3,491,224
-----------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                           104,500          1,348,050
-----------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                             130,700          4,300,030
-----------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                  29,300            695,582
-----------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                              48,000          2,306,880
-----------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                             1,120,100         42,138,162
                                                                                        ------------------
                                                                                             67,671,074
-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Acxiom Corp.                                                                 144,500          3,654,405
-----------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                  150,600          8,912,508
-----------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                              769,300         35,026,229
-----------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                     13,200            211,332
-----------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                            200,400          7,424,820
-----------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                    198,300         10,728,030
-----------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                            223,400          3,321,958
-----------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                             10,700            194,419
-----------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                336,200          7,547,690
-----------------------------------------------------------------------------------------------------------
First Data Corp.                                                             586,900         24,115,721
-----------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                         247,800          5,719,224
                                                                                        ------------------
                                                                                            106,856,336
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Advanced Micro Devices, Inc. 1                                               329,600          7,013,888
-----------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                               494,800         11,222,064
-----------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         701,300         25,913,035
-----------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                                  2,014,500         33,521,280
-----------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                              1,501,500          5,330,325
-----------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                      211,500          6,877,980
-----------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                68,700          2,538,465
-----------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                 202,500          7,245,450
-----------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                                             8,700            205,668
-----------------------------------------------------------------------------------------------------------
Intel Corp.                                                               11,950,900        267,102,615
-----------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                4,300            182,062
-----------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                        330,400          5,319,440
-----------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                                           157,300          7,087,938
-----------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                         164,600          4,281,246
-----------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                      681,000         25,986,960
-----------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                            663,800          3,511,502
-----------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                              294,900         12,079,104
-----------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                               120,500          1,286,940
-----------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                   271,800          7,659,324
-----------------------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                                    718,300          7,958,764
-----------------------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                               410,700          6,349,422
-----------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                                            25,400            280,416
-----------------------------------------------------------------------------------------------------------
Rambus, Inc. 1                                                               151,900          3,510,409
-----------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                              137,000          2,804,390
-----------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                        120,400          2,022,720
-----------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                             102,400          1,746,944
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    1,285,000         31,071,300
-----------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                 348,600         10,883,292
                                                                                        ------------------
                                                                                            500,992,943
-----------------------------------------------------------------------------------------------------------
SOFTWARE--5.1%
Activision, Inc. 1                                                           231,200          3,634,464
-----------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                          158,700          9,610,872
-----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                177,400          4,585,790
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               147,200          9,628,352
-----------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                          193,000          1,559,440
-----------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                         268,000          4,979,440
-----------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                      307,300          9,381,869
-----------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            409,500          2,362,815
-----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      402,100         19,662,690
-----------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                33,800          1,745,770
-----------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                              37,200          1,234,296
-----------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                               69,600          1,865,976
-----------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                    63,300          2,836,473
-----------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                             6,700            191,151
-----------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                           60,800          1,614,240
-----------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                               314,900          9,100,610
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           15,259,000        409,093,790
-----------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                             8,239,000        104,305,740
-----------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                        18,900            292,572
-----------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                                         104,100          2,201,715
-----------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                       490,800          4,947,264
-----------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                               458,200          7,894,786
-----------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             246,200          4,340,506
-----------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                        117,000          4,089,150
-----------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                   92,900          1,993,634
-----------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                       396,700          4,562,050
-----------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                     290,400          6,359,760
                                                                                        ------------------
                                                                                            634,075,215
-----------------------------------------------------------------------------------------------------------
MATERIALS--1.8%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Cabot Corp.                                                                   43,700          1,645,305
-----------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             311,700         15,731,499
-----------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                 847,700         38,417,764
-----------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          26,300          1,430,194
-----------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                              106,400          3,180,296
-----------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                   30,900          1,531,095
-----------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                            64,500          3,713,910
-----------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 601,200         27,667,224
-----------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                              35,300          1,085,122
-----------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                          94,900          6,402,903
-----------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 73,100          3,282,190
-----------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                              144,600          6,375,414
-----------------------------------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                                     29,900          2,049,645
                                                                                        ------------------
                                                                                            112,512,561
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                         60,096          4,543,258
-----------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                          64,800          3,359,880
                                                                                        ------------------
                                                                                              7,903,138
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Bemis Co., Inc.                                                               17,800            495,552
-----------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                        85,400          1,093,120
                                                                                        ------------------
                                                                                              1,588,672
-----------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Alcoa, Inc.                                                                1,112,000         37,785,760
-----------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  134,800          7,130,920
-----------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                            87,900          8,537,727
-----------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                    13,400            636,768
-----------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                 118,200          2,542,482
                                                                                        ------------------
                                                                                             56,633,657
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                        598,900         21,925,729
-----------------------------------------------------------------------------------------------------------
International Paper Co.                                                      121,500          5,044,680
-----------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      281,200          6,880,964
-----------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                           157,200          5,289,780
-----------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                46,900          2,378,768
-----------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                              11,500            759,000
                                                                                        ------------------
                                                                                             42,278,921
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Alltel Corp.                                                                 162,700          9,223,463
-----------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                            3,507,700         94,076,514
-----------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             157,400          5,181,608
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                1,140,000         16,302,000
-----------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                   6,125,400        154,176,318
-----------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                 358,100          8,168,261
-----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                               4,035,010        166,363,462
                                                                                        ------------------
                                                                                            453,491,626
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
AT&T Corp.                                                                   366,700          6,710,610
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                                         807,700         22,987,142
-----------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                15,800          1,224,500
                                                                                        ------------------
                                                                                             30,922,252
-----------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
American Electric Power Co., Inc.                                            468,100         15,994,977
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                            20,600            210,120
-----------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                               2,000             87,400
-----------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                   216,700          6,912,730
-----------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                 146,350          6,104,259
-----------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                               83,600          5,879,588
-----------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                 185,600          6,173,056
-----------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 1,2                                                    700,000             98,000
                                                                                        ------------------
                                                                                             41,460,130
                                                                                        ------------------
Total Common Stocks (Cost $10,424,735,448)                                               12,223,412,737
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization
Preferred Shares 1,2 (Cost $0)                                               100,000                300

                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1 (Cost $0)                             500,000             80,000

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
Undivided interest of 18.15% in joint
repurchase agreement (Principal Amount/Value
$462,887,000, with a maturity value of
$462,912,587) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$84,031,645 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $472,958,882
(Cost $84,027,000)                                                  $      84,027,000        84,027,000

-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $10,508,762,448)                               99.6%   12,307,520,037
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   0.4        47,627,220
                                                                     -------------------------------------
Net Assets                                                                      100.0% $ 12,355,147,257
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $98,300, which represents less than 0.01% of the Fund's net assets. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. Transactions during the period in which the issuer was an affiliate are as follows:

                       Shares                                      Shares
                   August 31,         Gross        Gross      November 30,
                         2004     Additions   Reductions              2004
--------------------------------------------------------------------------
Frontier Oil
Corp.*              1,510,700            --      270,500         1,240,200


                                 Unrealized     Dividend           Realized
                               Appreciation       Income               Gain
---------------------------------------------------------------------------
Frontier Oil
Corp.*                          $26,771,117      $90,642         $4,911,887

* No longer an affiliate as of November 30, 2004.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $10,618,876,783
                                              ================

Gross unrealized appreciation                 $ 1,970,897,732
Gross unrealized depreciation                    (282,254,478)
                                              ----------------
Net unrealized appreciation                   $ 1,688,643,254
                                              ================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)